Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (2)	Average Summary Compensation Table for Non-PEO Named Executive Officers ($) (1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)	Net Income ($)
2023	3,038,040	3,350,486	2,957,572	3,515,757	218	55,079,000
2022	2,525,860	2,615,441	2,105,523	2,216,740	152	43,840,000
2021	1,831,597	1,896,437	1,928,810	2,062,829	118	54,108,000

(1)
For the years ended December 31, 2023 and December 31, 2022, our Principal Executive Officer (“PEO”) was Alvin Murstein, our Chief Executive Officer, and the Non-PEO named executive officers (“Non-PEO NEOs”) were, Andrew M. Murstein, Anthony N. Cutrone, Donald S. Poulton, and D. Justin Haley. For the year ended December 31, 2021, our PEO was Alvin Murstein, our Chief Executive Officer, and the Non-PEO NEOs were, Andrew M. Murstein, Larry D. Hall, Donald S. Poulton, and Alexander S. Travis. The following tables set forth the adjustments made during each year represented in the Pay Versus Performance Table to arrive at compensation “actually paid” to our NEOs during each of the years in question.
(2)
Amounts reported in this column are based on total compensation reported for our PEO and the average of the total compensation reported for the Non-PEO NEOs in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the tables below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

Adjustments to Determine Compensation “Actually Paid” for PEO	2023 ($)	2022 ($)	2021 ($)
Deduct for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table	(398,319)	(330,839)	(110,236)
Deduct for Amounts Reported under the “Option Awards” Column in the Summary Compensation Table	—	—	(110,236)
Increase for Fair Value of Awards Granted during Covered Year that Remain Unvested as of Year End	565,439	307,577	200,650
Increase for Fair Value of Awards Granted during Covered Year that Vested During Covered Year	—	—	—
Increase/Deduct for Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Covered Year that were Outstanding and Unvested as of Year-End	65,500	33,028	26,214
Increase/Deduct for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to Covered Year that Vested During Covered Year	57,362	57,917	58,448
Deduct for Fair Value of Awards Granted Prior to Covered Year that Failed to Meet Applicable Vesting Conditions During Covered Year	—	—	—
Increase Based on Dividends or Other Earnings Paid During Covered Year Prior to Vesting Date of Award	22,463	21,898	—
Total Adjustments	312,446	89,581	64,840

Adjustments to Determine Compensation “Actually Paid” for Non-PEO NEOs	2023 ($)	2022 ($)	2021 ($)
Deduct for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table	(759,111)	(472,170)	(166,804)
Deduct for Amounts Reported under the “Option Awards” Column in the Summary Compensation Table	—	—	(166,806)
Increase for Fair Value of Awards Granted during Covered Year that Remain Unvested as of Year End	1,077,605	438,971	282,887
Increase for Fair Value of Awards Granted during Covered Year that Vested During Covered Year	—	—	30,415
Increase/Deduct for Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Covered Year that were Outstanding and Unvested as of Year-End	127,667	41,614	30,227
Increase/Deduct for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to Covered Year that Vested During Covered Year	76,392	72,889	151,854
Deduct for Fair Value of Awards Granted Prior to Covered Year that Failed to Meet Applicable Vesting Conditions During Covered Year	—	—	(27,754)
Increase Based on Dividends or Other Earnings Paid During Covered Year Prior to Vesting Date of Award	35,632	29,913	—
Total Adjustments	558,185	111,217	134,019

Named Executive Officers, Footnote	For the years ended December 31, 2023 and December 31, 2022, our Principal Executive Officer (“PEO”) was Alvin Murstein, our Chief Executive Officer, and the Non-PEO named executive officers (“Non-PEO NEOs”) were, Andrew M. Murstein, Anthony N. Cutrone, Donald S. Poulton, and D. Justin Haley. For the year ended December 31, 2021, our PEO was Alvin Murstein, our Chief Executive Officer, and the Non-PEO NEOs were, Andrew M. Murstein, Larry D. Hall, Donald S. Poulton, and Alexander S. Travis. The following tables set forth the adjustments made during each year represented in the Pay Versus Performance Table to arrive at compensation “actually paid” to our NEOs during each of the years in question.
PEO Total Compensation Amount	$ 3,038,040	$ 2,525,860	$ 1,831,597
PEO Actually Paid Compensation Amount	$ 3,350,486	2,615,441	1,896,437
Adjustment To PEO Compensation, Footnote

Adjustments to Determine Compensation “Actually Paid” for PEO	2023 ($)	2022 ($)	2021 ($)
Deduct for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table	(398,319)	(330,839)	(110,236)
Deduct for Amounts Reported under the “Option Awards” Column in the Summary Compensation Table	—	—	(110,236)
Increase for Fair Value of Awards Granted during Covered Year that Remain Unvested as of Year End	565,439	307,577	200,650
Increase for Fair Value of Awards Granted during Covered Year that Vested During Covered Year	—	—	—
Increase/Deduct for Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Covered Year that were Outstanding and Unvested as of Year-End	65,500	33,028	26,214
Increase/Deduct for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to Covered Year that Vested During Covered Year	57,362	57,917	58,448
Deduct for Fair Value of Awards Granted Prior to Covered Year that Failed to Meet Applicable Vesting Conditions During Covered Year	—	—	—
Increase Based on Dividends or Other Earnings Paid During Covered Year Prior to Vesting Date of Award	22,463	21,898	—
Total Adjustments	312,446	89,581	64,840

Adjustments to Determine Compensation “Actually Paid” for Non-PEO NEOs	2023 ($)	2022 ($)	2021 ($)
Deduct for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table	(759,111)	(472,170)	(166,804)
Deduct for Amounts Reported under the “Option Awards” Column in the Summary Compensation Table	—	—	(166,806)
Increase for Fair Value of Awards Granted during Covered Year that Remain Unvested as of Year End	1,077,605	438,971	282,887
Increase for Fair Value of Awards Granted during Covered Year that Vested During Covered Year	—	—	30,415
Increase/Deduct for Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Covered Year that were Outstanding and Unvested as of Year-End	127,667	41,614	30,227
Increase/Deduct for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to Covered Year that Vested During Covered Year	76,392	72,889	151,854
Deduct for Fair Value of Awards Granted Prior to Covered Year that Failed to Meet Applicable Vesting Conditions During Covered Year	—	—	(27,754)
Increase Based on Dividends or Other Earnings Paid During Covered Year Prior to Vesting Date of Award	35,632	29,913	—
Total Adjustments	558,185	111,217	134,019

Non-PEO NEO Average Total Compensation Amount	$ 2,957,572	2,105,523	1,928,810
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,515,757	2,216,740	2,062,829
Adjustment to Non-PEO NEO Compensation Footnote

Adjustments to Determine Compensation “Actually Paid” for PEO	2023 ($)	2022 ($)	2021 ($)
Deduct for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table	(398,319)	(330,839)	(110,236)
Deduct for Amounts Reported under the “Option Awards” Column in the Summary Compensation Table	—	—	(110,236)
Increase for Fair Value of Awards Granted during Covered Year that Remain Unvested as of Year End	565,439	307,577	200,650
Increase for Fair Value of Awards Granted during Covered Year that Vested During Covered Year	—	—	—
Increase/Deduct for Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Covered Year that were Outstanding and Unvested as of Year-End	65,500	33,028	26,214
Increase/Deduct for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to Covered Year that Vested During Covered Year	57,362	57,917	58,448
Deduct for Fair Value of Awards Granted Prior to Covered Year that Failed to Meet Applicable Vesting Conditions During Covered Year	—	—	—
Increase Based on Dividends or Other Earnings Paid During Covered Year Prior to Vesting Date of Award	22,463	21,898	—
Total Adjustments	312,446	89,581	64,840

Adjustments to Determine Compensation “Actually Paid” for Non-PEO NEOs	2023 ($)	2022 ($)	2021 ($)
Deduct for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table	(759,111)	(472,170)	(166,804)
Deduct for Amounts Reported under the “Option Awards” Column in the Summary Compensation Table	—	—	(166,806)
Increase for Fair Value of Awards Granted during Covered Year that Remain Unvested as of Year End	1,077,605	438,971	282,887
Increase for Fair Value of Awards Granted during Covered Year that Vested During Covered Year	—	—	30,415
Increase/Deduct for Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Covered Year that were Outstanding and Unvested as of Year-End	127,667	41,614	30,227
Increase/Deduct for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to Covered Year that Vested During Covered Year	76,392	72,889	151,854
Deduct for Fair Value of Awards Granted Prior to Covered Year that Failed to Meet Applicable Vesting Conditions During Covered Year	—	—	(27,754)
Increase Based on Dividends or Other Earnings Paid During Covered Year Prior to Vesting Date of Award	35,632	29,913	—
Total Adjustments	558,185	111,217	134,019

Compensation Actually Paid vs. Total Shareholder Return

The graphs below describe the relationship between compensation actually paid to our PEO and to the non-PEO NEOs (as calculated above) and our financial and stock performance for the indicated years. The first graph reflects the relationship among the compensation actually paid to the PEO, the average compensation actually paid to the non-PEO NEOs and our cumulative total shareholder return for the years ended December 31, 2023, 2022, and 2021.

Compensation Actually Paid vs. Net Income

The graph below reflects the relationship among the compensation actually paid to the PEO, the average compensation actually paid to the non-PEO NEOs and the Company’s net income for the years ended December 31, 2023, 2022, and 2021.

Tabular List, Table

Company’s Most Important Financial Performance Measures

The following are the most important financial performance measures used by the Company to link compensation actually paid to our NEOs to the performance of the Company for the fiscal year ended December 31, 2023.

•
Net Income Attributable to Shareholders
•
Diluted EPS
•
Return on Shareholders’ Equity
•
Asset Growth
•
Medallion Portfolio Cash Received
•
Medallion Bank Segment Performance Metrics
o
Earnings
o
Return on Assets

Total Shareholder Return Amount	$ 218	152	118
Net Income (Loss)	$ 55,079,000	$ 43,840,000	$ 54,108,000
PEO Name	Alvin Murstein	Alvin Murstein	Alvin Murstein
Measure:: 1
Pay vs Performance Disclosure
Name	Net Income Attributable to Shareholders
Measure:: 2
Pay vs Performance Disclosure
Name	Diluted EPS
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Shareholders’ Equity
Measure:: 4
Pay vs Performance Disclosure
Name	Asset Growth
Measure:: 5
Pay vs Performance Disclosure
Name	Medallion Portfolio Cash Received
Measure:: 6
Pay vs Performance Disclosure
Name	Medallion Bank Segment Performance Metrics oEarnings oReturn on Assets
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 312,446	$ 89,581	$ 64,840
PEO | Deduct for Amounts Reported under the "Stock Awards" Column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(398,319)	(330,839)	(110,236)
PEO | Deduct for Amounts Reported under the "Option Awards" Column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(110,236)
PEO | Increase for Fair Value of Awards Granted during Covered Year that Remain Unvested as of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	565,439	307,577	200,650
PEO | Increase for Fair Value of Awards Granted during Covered Year that Vested During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Increase/Deduct for Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Covered Year that were Outstanding and Unvested as of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	65,500	33,028	26,214
PEO | Increase/Deduct for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to Covered Year that Vested During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	57,362	57,917	58,448
PEO | Deduct for Fair Value of Awards Granted Prior to Covered Year that Failed to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Increase Based on Dividends or Other Earnings Paid During Covered Year Prior to Vesting Date of Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,463	21,898	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	558,185	111,217	134,019
Non-PEO NEO | Deduct for Amounts Reported under the "Stock Awards" Column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(759,111)	(472,170)	(166,804)
Non-PEO NEO | Deduct for Amounts Reported under the "Option Awards" Column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(166,806)
Non-PEO NEO | Increase for Fair Value of Awards Granted during Covered Year that Remain Unvested as of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,077,605	438,971	282,887
Non-PEO NEO | Increase for Fair Value of Awards Granted during Covered Year that Vested During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	30,415
Non-PEO NEO | Increase/Deduct for Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Covered Year that were Outstanding and Unvested as of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	127,667	41,614	30,227
Non-PEO NEO | Increase/Deduct for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to Covered Year that Vested During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	76,392	72,889	151,854
Non-PEO NEO | Deduct for Fair Value of Awards Granted Prior to Covered Year that Failed to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(27,754)
Non-PEO NEO | Increase Based on Dividends or Other Earnings Paid During Covered Year Prior to Vesting Date of Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 35,632	$ 29,913	$ 0